Inventories	3 Months Ended
Mar. 31, 2018
Inventories
Inventories

6. Inventories

At March 31, 2018 and December 31, 2017, inventories consisted of the following:

Inventories
in € THOUS
	March 31,	December 31,
	2018	2017

Finished goods	727.553	672.851
Health care supplies	350.652	343.351
Raw materials and purchased components	195.887	193.295
Work in process	80.411	81.282
Inventories	1.354.503	1.290.779